PROMISSORY NOTES, RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
PROMISSORY NOTES, RELATED PARTY

NOTE 7:  PROMISSORY NOTES, RELATED PARTY

The Company has outstanding promissory notes in the amount of $52,942 (December 31, 2014 - $52,942), of which $23,000 of promissory notes are from an officer and a director of the Company. The promissory notes bear no interest charges and have no fixed repayment terms.

NOTE 8:PROMISSORY NOTES, RELATED PARTY

The Company has outstanding promissory notes in the amount of $52,942 (December 31, 2013 - $277,942), of which $23,000 of promissory notes are from an officer and a director of the Company. The promissory notes bear no interest charges and have no fixed repayment terms.

During the year ended December 31, 2014, a note holder converted outstanding principal of $210,000 and accrued interest of $12,000 into preferred stock which was immediately converted into common shares (see note 6).

During the year ended December 31, 2014, $15,000 (2013 - $nil) of the promissory notes were repaid to an officer and director of the Company.